Stockholders' Equity (Details) - shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Transferred shares	5,000,000
Class A Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Company sold ordinary shares	5,000,000
Ordinary share issued	21,356,290	21,356,290
Class B Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Company sold ordinary shares	5,000,000
Cancelled shares	5,000,000
Ordinary share issued	2,100,000	7,100,000